RISK MANAGEMENT - Offset of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 2,159,705	$ 3,182,280
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,159,705	3,182,280
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(1,497,056)	(1,874,981)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(55,255)	(549,110)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	607,394	758,189
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	1,207,157	1,290,144
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,207,157	1,290,144
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(581,595)	(232,569)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(30,314)	(109,388)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	595,248	948,187
IFRS Repurchase Agreements [Member]
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	952,548	1,892,136
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	952,548	1,892,136
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(915,461)	(1,642,412)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(24,941)	(439,722)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 12,146	$ (189,998)